Litigation and contingencies (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 03, 2024	Oct. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Amount related to unreserved tax-related matters, inclusive of interest (up to)			$ 85
Loss contingency, settlement amount		$ 4
Loss contingency, other party settlement amount	$ 40
Litigation settlement received			$ 15
Other Current Liabilities
Loss Contingencies [Line Items]
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]			Other accrued liabilities
Other Noncurrent Liabilities
Loss Contingencies [Line Items]
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]			Other long-term liabilities
Elmira Site
Loss Contingencies [Line Items]
Environmental remediation estimated liability			$ 24	$ 28
Environmental recoveries receivable			33
Elmira Site | Other Current Liabilities
Loss Contingencies [Line Items]
Environmental remediation estimated liability			8	13
Elmira Site | Other Noncurrent Liabilities
Loss Contingencies [Line Items]
Environmental remediation estimated liability			$ 16	$ 15